Schedule of Change from Base to Probability-Weighted ECL (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Difference – in amount	$ 149	$ 196
Expected credit loss rate	2.40%	3.10%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECLs	$ 6,455	$ 6,608
Base Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 6,306	$ 6,412